Shareholders' equity - Business Combination (Details) $ / shares in Units, $ in Millions		12 Months Ended
	Mar. 04, 2023 BRL (R$) shares tranche	Dec. 31, 2024 BRL (R$)	Dec. 31, 2023 BRL (R$)	Mar. 04, 2023 USD ($) shares tranche	Mar. 03, 2023 BRL (R$)	Mar. 03, 2023 USD ($)	Feb. 28, 2023 BRL (R$)	Feb. 28, 2023 $ / shares	Dec. 31, 2021
Disclosure of classes of share capital [line items]
Goodwill recognised as of acquisition date			R$ 213,123,000
Percentage of Reserve Allocation of Net Income		5.00%
Percentage of Reserve Not Exceeds Overall Equity		20.00%
HPX Corporation [Member]
Disclosure of classes of share capital [line items]
Percentage of voting equity interests acquired	2.75%			2.75%	70.80%	70.80%			100.00%
Capital Contribution					R$ 906,800,000	$ 174.2
Cash transferred					48,100,000	9.2
Financial assets recognised as of acquisition date					595,900,000	114.5
Financial liabilities recognised as of acquisition date					R$ 262,800,000	$ 50.5
Stock listing expenses	R$ 100,900,000	R$ 100,909,000		$ 19.4
Extraordinary Expenses	R$ 18,913,000
Number of instruments or interests issued or issuable | shares	11,000,000			11,000,000
Number of shares each tranches | shares	5,500,000			5,500,000
Number of Tranche | tranche	2			2
Description of Tranches conditions	The first tranche will be granted if the AMBI quotation exceeds US$17.0 per share during any 20 trading sessions out of 30 consecutive trading sessions. The second tranche will be granted if the AMBI quotation exceeds US$20.0 per share during any 20 trading sessions out of 30 consecutive trading sessions. If these objectives are not achieved by March 3, 2026, the Earn-out not awarded will be cancelled.
Market price per share | $ / shares								$ 9.89
Transaction and Exchange cost							R$ 5.2037
Goodwill recognised as of acquisition date	R$ 326,056,000